Derivatives (Designated Derivative Instruments Classified As Derivative Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives Fair Value [Line Items]
Deferred Tax Benefit	$ 1,932		$ 6,928
Loss Recognized in Accumulated Comprehensive Loss	22,093	[1],[2]	9,075	[1]	(4,959)	[1]
Loss Recognized into Earnings			(27,479)	[3]
Designated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Quantity	9
Swap Contract Notional Amount	620,853
Fair Market Value of Derivative Liability	(25,334)
Credit Risk Adjustment	792
Adjusted Fair Market Value of Derivative Liability	(24,542)
Deferred Tax Benefit	2,957
Designated as Hedging Instrument [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Loss Recognized in Accumulated Comprehensive Loss	(20,697)
Loss Recognized into Earnings
Designated as Hedging Instrument [Member] | Accrued Interest [Member]
Derivatives Fair Value [Line Items]
Fair Market Value of Derivative Liability	(888)
Adjusted Fair Market Value of Derivative Liability	(888)
Loss Recognized into Earnings
Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Loss Recognized in Accumulated Comprehensive Loss	22,100		9,100		(5,000)
Interest Rate Swap [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Hedge Interest Rates, Lower Range	1.98%
Hedge Interest Rates, Higher Range	4.93%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Quantity	9
Swap Contract Notional Amount	620,853
Fair Market Value of Derivative Liability	(24,446)
Credit Risk Adjustment	792
Adjusted Fair Market Value of Derivative Liability	(23,654)
Deferred Tax Benefit	2,957
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Loss Recognized in Accumulated Comprehensive Loss	(20,697)
Loss Recognized into Earnings
Interest Rate Swap [Member] | Minimum [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Jan. 14, 2015
Interest Rate Swap [Member] | Maximum [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Sep. 27, 2025

[1]	Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively. Deferred tax benefit was $0.5 million for the year ended December 31, 2011.
[2]	See Note 8 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.